UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22561

                             SkyBridge G II Fund, LLC

(Exact name of registrant as specified in charter)

527 Madison Avenue-16th Floor

                                         New York, NY 10022

(Address of principal executive offices) (Zip code)

Marie Noble

SkyBridge Capital II, LLC

527 Madison Avenue-16th Floor

                                         New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 485-3100

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SKYBRIDGE G II FUND, LLC

Semi-Annual Report

(In Organization)

September 30, 2013

SkyBridge G II Fund, LLC

(In Organization)

SkyBridge G II Fund, LLC

Statement of Assets and Liabilities

(In Organization)

September 30, 2013

Assets:
	Cash	$2,634
	Deferred offering costs	191,000

	Total Assets	193,634

Liabilities:
	Accrued expenses	91,000
	Payable to Adviser	95,862

	Total Liabilities	186,862

Net Assets		$6,772

Components of Net Assets:
	Accumulated Deficit	(223,228)
	Capital Addition	100,000
	Paid in Capital	130,000

Net Assets		$6,772

Shares Issued and Outstanding:
	Shares Outstanding (Unlimited Shares Authorized)	230

	Net Asset Value (NAV) per Share	$29.443

See accompanying notes to financial statements.

SkyBridge G II Fund, LLC

Statement of Operations

(In Organization)

For the Six Months Ended September 30, 2013

Investment Income:	$0

Expenses:
Audit Fees	15,000
Directors Fees	11,250
Miscellaneous Expenses	284

Total Expenses	26,534

Net Loss	$(26,534)

See accompanying notes to financial statements.

SkyBridge G II Fund, LLC

Statement of Changes in Net Assets

(In Organization)

	Six Months Ended September 30, 2013	Year Ended March 31, 2013
Decrease in net assets resulting from operations :
Net loss	$(26,534)	$(110,955)

Total decrease in net assets	(26,534)	(110,955)

Capital share transactions
Contributions	100,000	-
Redemptions	-	-

	100,000

Net decrease in net assets resulting from operations	73,466	(110,955)
Net assets, beginning of period	(66,694)	44,261

Net assets, end of period	$6,772	$(66,694)

See accompanying notes to financial statements.

SkyBridge G II Fund, LLC

Statement of Cash Flows

(In Organization)

For the Six Months Ended September 30, 2013

Cash flows from operating activities:
Net loss	$(26,534)
Adjustments to reconcile net loss to net cash used in operating activities :
Increase in deferred expenses	(48,000)
Decrease in accrued expenses	(3,750)
Decrease in payable to affiliates	(24,000)

Net cash used in operating activities	(102,284)

Cash flow from financing activities:
Capital contributions	100,000

Net decrease in cash	(2,284)

Cash at beginning of year	4,918

Cash at end of year	$2,634

See accompanying notes to financial statements.

SkyBridge G II Fund,LLC

Notes to Financial Statements

(In Organization)

September 30, 2013

1.	Organization

SkyBridge G II Fund, LLC (the “Company”) was organized as a Delaware Limited Liability Company on May 9, 2011. The Company is registered under the Investment Company Act of 1940 (the “1940 Act”) as amended, as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 (the “1933 Act”).

The investment objective of the Company will be to achieve capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third-party investment managers (“Investment Managers”) that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as “alternative” strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of the Company can be described as a fund of hedge funds.

Shares of the Company (“Shares”) will be sold to eligible investors (referred to as “Shareholders”). The minimum initial investment in the Company from each Shareholder will be $25,000; the minimum additional investment will be $10,000. The Company is authorized to issue an unlimited number of Shares, all at $0.00001 par value per Share.

SkyBridge Capital II, LLC (the “Adviser”), a Delaware limited liability company, serves as the Company’s investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of the Company’s assets to various Investment Funds. Under the Company’s governing documents, the Company will delegate substantially all authority to oversee the management of the operations and assets of the Company to the Board of Directors. The Adviser owns all issued and outstanding Shares of the Company.

The Company had no investment operations for the period from April 1, 2013 through September 30, 2013, but has engaged in various activities relating to the offering of Shares.

2.	Significant Accounting Policies

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

SkyBridge G II Fund, LLC

Notes to Financial Statements (continued)

(In Organization)

September 30, 2013

a. Cash and Cash Equivalents

Cash represents cash on deposit in interest bearing accounts. Cash held at financial institutions may exceed the amount insured by the Federal Deposit Insurance Corporation. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

b. Income Taxes

The Company is a limited liability company and did not elect to be taxable as a corporation for U.S. federal, state, and local tax purposes. As a limited liability company, the Company will not incur entity-level U.S. federal, state, and local income taxes and is not required to file its own tax return. Accordingly, no provision for federal, state, and local income taxes has been made in the accompanying financial statements, as its owner member is liable for income taxes, if any, on the Company’s income, loss, and other items, and there is no tax sharing arrangement between the Company and its owner member. Since the Company is not required to separately file its own returns, the following is the major tax jurisdiction for the Adviser, in its capacity as the Company’s parent, and the earliest tax year subject to examination: United States – 2011. The Company ultimately intends to elect to be taxable as a corporation for U.S. federal, state, and local tax purposes, and qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Company will not be subject to Federal, state, and local income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Company has analyzed tax positions taken or expected to be taken in the course of preparing the Company’s tax return for all open tax years and has concluded, as of September 30, 2013, no provision for income tax would be required in the Company’s financial statements. The Company’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2013, the Company did not incur any interest or penalties.

c. Use of Estimates and Reclassifications

The preparation of financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ materially.

SkyBridge G II Fund, LLC

Notes to Financial Statements (continued)

(In Organization)

September 30, 2013

3.	Management Fee, Related Party Transactions and Other

The Company has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. The Adviser provides certain management and administrative services to the Company. The Adviser will act primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, the Adviser also provides office space and other support services. In consideration for such services, the Company will pay the Adviser a monthly management fee of 0.071% (0.85% annually) based on end of month Shareholders’ capital.

In order to limit the ordinary expenses of the Company, the Adviser has agreed to waive part or all of the Management Fee (net of any compensation paid by the Adviser or its affiliates to the Placement Agents in connection with the placement of Shares or servicing of investors), or reimburse the Company in a corresponding amount, to the extent necessary to prevent the Company’s ordinary expenses from exceeding 1.50% per annum of its average monthly net assets, excluding expenses in the underlying Investment Funds. In addition, the Company subsequently would repay the fee waiver/expense reimbursement to the Adviser so long as the repaid amount does not cause the Company, during a year in which repayment is made, to exceed that intended maximum of 1.50% per annum ratio. There will be no repayment unless it can be made during the three years following the fiscal year during which the Company waived the applicable fees or reimbursed the applicable expenses.

The Adviser agreed to pay certain costs and expenses incurred in connection with organizing the Company and the initial offering shares of the Company. As of September 30, 2013, approximately $275,000 of such costs and expenses have been incurred by the Adviser. Deferred offering costs as of September 30, 2013 include $168,000 representing underwriting fees charged to the Company by Hastings (as defined below). These deferred costs will be amortized over a period of 12 months upon commencement of operations.

Placement agents may be retained by the Company to assist in the placement of the Company’s Shares. A placement agent will generally be entitled to receive a fee from each investor in the Company who’s Shares the agent places. The specific amount of the placement fee paid with respect to a Shareholder is generally dependent on the size of the investment in the Company.

Hastings Capital Group, LLC (“Hastings”), an affiliate of the Adviser, serves as the Company’s Principal Underwriter with authority to sell Shares directly and to appoint Placement agents to assist the Principal Underwriter in selling Shares.

SkyBridge G II Fund, LLC

Notes to Financial Statements (continued)

(In Organization)

September 30, 2013

Certain Directors of the Company are also directors and/or officers of other investment companies that are advised by the Adviser, including SkyBridge Multi-Adviser Hedge Fund Portfolios LLC.

Each Director who is not an “interested person” of the Company, as defined by the 1940 Act, receives, for his service as Director of the Company and SkyBridge Multi-Adviser Hedge Fund Portfolios LLC, an annual retainer of $40,000, a fee per telephonic meeting of the Board of Directors of $500 and a fee per in person meeting of the Board of Directors of $1,000 plus reasonable out of pocket expenses. The Chair of the Audit Committee will receive a $3,000 per year supplemental retainer. Directors will be reimbursed by the Company for their travel expenses related to Board meetings. A portion of such fees and costs will be allocated to each fund according to its relative net assets and a portion will be split equally between each fund.

Total amounts expensed related to Directors by the Company for the six months ended September 30, 2013 were $11,250.

4.	Contributions and Redemptions

Once the Company commences operations, initial and additional subscriptions for Shares may be accepted as of the first day of each month. The Adviser has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for Shares in the Company. It is not anticipated that Shares will be listed on any securities exchange or traded in other markets, and Shares will be subject to substantial restrictions on transfer. The Board of Directors from time to time and in its complete and exclusive discretion, may determine to cause the Company to repurchase Shares from Shareholders pursuant to written tenders by Shareholders on such terms and conditions as it may determine. The Adviser expects that it typically will recommend to the Board of Directors that the Company offer to repurchase Shares from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).

5.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Company through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SkyBridge G II Fund, LLC

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date	12/4/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date	12/4/2013

By (Signature and Title)*	/s/ Robert Phillips
Robert Phillips, Treasurer and Principal Financial Officer
(principal financial officer)

Date	12/4/2013

* Print the name and title of each signing officer under his or her signature.